Taxes On Income (Reconciliation Of Beginning And Ending Amount Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Taxes On Income [Abstract]
Balance at January 1	$ 5,301	$ 3,991	$ 3,974
Additions based on tax positions related to the current year	236	1,479	635
Reductions for tax positions of prior years	(204)	(169)	(618)
Settlements	(1,540)
Balance at December 31	$ 3,793	$ 5,301	$ 3,991